Shareholder Report, Holdings (Details) - C000237554	Jul. 31, 2026
31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	80.70%
Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	100.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	80.70%